Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Costs [Abstract]
Fixed Payment	$ 2,095	$ 2,088
Operating cash flows for operating leases	1,899	1,886
Operating lease liabilities arising from obtaining operating right-of-use assets	673	6,094	$ 398
Operating lease right-of-use assets	6,901	7,458
Current maturities of operating leases	1,526	975
Non-current operating leases	6,717	6,645
Total operating lease liabilities	$ 8,243	$ 7,620
Weighted average remaining lease term	4 years 7 months 24 days	5 years 9 months 3 days
Weighted annual average discount rate	11.58%	11.65%